
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [X]; Amendment Number: __1__
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
       This Amendment (Check only one.): [X] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

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
Name:    Invus Public Equities Advisors, L.L.C.
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Address: 750 Lexington Avenue
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         30/th/ Floor
         --------------------------------------
         New York, New York 10022
         --------------------------------------
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Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:  Khalil Barrage
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Title: Vice President, Secretary and Treasurer
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Phone: (212) 317-7520
       ---------------------------------------
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Signature, Place, and Date of Signing:

/s/ Khalil Barrage      New York, New York        March 12, 2007
------------------ -----------------------------  --------------
   [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: __0__

Form 13F Information Table Entry Total: __48

Form 13F Information Table Value Total: __$499,347__

                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NONE

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FORM 13F INFORMATION TABLE
PERIOD ENDING DECEMBER 31, 2006

          COLUMN 1           COLUMN 2  COLUMN 3    COLUMN 4       COLUMN 5
          --------           -------- ----------- ---------- ------------------
                             TITLE OR
       NAME OF ISSUER         CLASS     CUSIP       VALUE     SHRS OR  SH/ PUT/
       --------------        -------- ----------- ---------- --------- --- ----
                                                  (x $1,000)  PRN AMT  PRN CALL
-                                                 ---------- --------- --- ----
ADVANCED MAGNETICS INC......   COM    00753P 10 3  $  1,493  25,000    SH
ALEXION PHARMACEUTICALS INC.   COM    015351 10 9  $ 57,556  1,425,000 SH
ALNYLAM PHARMACEUTICALS INC.   COM    02043Q 10 7  $    856  40,000    SH
ANTIGENICS INC DEL..........   COM    037032 10 9  $    366  200,000   SH
BEARINGPOINT INC............   COM    074002 10 6  $ 22,430  2,850,000 SH
CAPELLA EDUCATION COMPANY...   COM    139594 10 5  $    606  25,000    SH
CARDINAL HEALTH INC.........  CALL    14149Y 90 8  $  1,611  250           CALL
CIENA CORP.................. COM NEW  171779 30 9  $    693  25,000    SH
CORINTHIAN COLLEGES INC.....   COM    218868 10 7  $ 19,041  1,397,000 SH
CVS CORP....................   COM    126650 10 0  $  1,546  50,000    SH
DELL INC....................   COM    24702R 10 1  $  1,882  75,000    SH
DELL INC....................  CALL    24702R 90 1  $  2,509  1.000         CALL
EBAY INC....................   COM    278642 10 3  $    752  25,000    SH
EBAY INC....................  CALL    278642 90 3  $  3,007  1,000         CALL
ELAN PLC....................   ADR    284131 20 8  $137,175  9,300,000 SH
ELAN PLC....................  CALL    284131 90 8  $ 29,500  20,000        CALL
ELAN PLC....................  CALL    284131 90 8  $ 14,750  10,000        CALL
ELAN PLC....................  CALL    284131 90 8  $  7,375  5,000         CALL
ELAN PLC....................  CALL    284131 90 8  $  1,475  1,000         CALL
GENERAL ELECTRIC CO.........  CALL    369604 90 3  $  3,721  1,000         CALL
GOODMAN GLOBAL INC..........   COM    38239A 10 0  $  1,290  75,000    SH
HANESBRANDS INC.............   COM    410345 10 2  $    945  40,000    SH
HANSEN MEDICAL INC..........   COM    411307 10 1  $    115  10,000    SH
HEALTH MGMT ASSOC INC NEW...  CL A    421933 10 2  $ 27,443  1,300,100 SH
HERBALIFE LTD............... COM USD
                               SHS    G4412G 10 1  $  1,004  25,000    SH
HUMANA INC..................  CALL    444859 90 2  $  2,766  500           CALL
JARDEN CORP.................   COM    471109 10 8  $ 66,101  1,900,000 SH
LEXICON GENETICS INC........   COM    528872 10 4  $ 16,921  4,687,200 SH
LINCOLN EDU SVCS CORP.......   COM    533535 10 0  $     47  3,500     SH
MEDICINOVA INC..............   COM    58468P 20 6  $    531  40,000    SH
NITROMED INC................   COM    654798 50 3  $ 12,223  4,989,024 SH
NTL INC DEL.................   COM    62941W 10 1  $ 11,358  450,000   SH
OMNICARE INC................   COM    681904 10 8  $  1,932  50,000    SH
ON ASSIGNMENT INC...........   COM    682159 10 8  $    588  50000     SH
PALATIN TECHNOLOGIES INC.... COM NEW  696077 30 4  $  2,754  1,350,000 SH
PATHMARK STORES INC NEW.....   COM    70322A 10 1  $    948  85,000    SH
PRIMUS TELECOMMUNICATIONS GR   COM    741929 10 3  $  2,940  700,000   SH

 QUALCOMM INC................   COM    747525 10 3 $  2,834 75,000    SH
 RITE AID CORP...............   COM    767754 10 4 $ 12,784 2,350,000 SH
 SEALY CORP..................   COM    812139 30 1 $  1,475 100,000   SH
 SHUFFLE MASTER INC..........   COM    825549 10 8 $    655 25,000    SH
 SPANSION INC................ COM CL A 84649R 10 1 $    743 50,000    SH
 SYMANTEC CORP...............   COM    871503 10 8 $  1,043 50,000    SH
 TAKE-TWO INTERACTIVE SOFTWAR   COM    874054 10 9 $    888 50,000    SH
 VANDA PHARMACEUTICALS INC...   COM    921659 10 8 $  9,860 400,000   SH
 VENDING DATA CORPORATION.... COM NEW  92261Q 20 2 $    198 100,000   SH
 WARNER CHILCOTT............. COM CL A G9435N 10 8 $  5,528 400,000   SH
 WYETH.......................   CALL   983024 90 0 $  5,092 1,000         CALL
 TOTAL MARKET VALUE..........                      $499,347